MTB Group of Funds
Fluctuating Net Asset Value Funds

Supplement dated May 7, 2007 to the Combined Retail Fluctuating Fund Prospectus and the Combined Institutional Prospectus, each dated August 31, 2006


I. Effective April 23, 2007, certain changes were made to the list of portfolio managers for MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Large Cap Growth Fund and MTB Balanced Fund. Accordingly, please make the following changes to your prospectuses:

     1. In the portfolio manager table on page 109 of your Combined Retail Fluctuating Fund Prospectus and page 108 of your Combined Institutional Prospectus, please delete the name "Barry W. Randall" and add the names "Bradley A. Williams" and "Steven Crain" to the list of managers for Small Cap Growth Fund. Also, please delete the name "Byron J. Grimes II" in the list of managers for Multi Cap Growth Fund, Large Cap Growth Fund and Balanced Fund.

     2. On page 110 of your Combined Retail Fluctuating Fund Prospectus and page 108 of your Combined Institutional Prospectus, please revise the "Portfolio Manager Responsibilities - Small Cap Growth Fund" section to read as follows: "James Thorne, Ph.D., Bradley A. Williams and Steven Crain jointly manage the Small Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings."

     3. On page 110 of your Combined Retail Fluctuating Fund Prospectus and page 109 of your Combined Institutional Prospectus, please revise the "Portfolio Manager Responsibilities - Multi Cap Growth Fund" section to read as follows: "Allen J. Ashcroft, Jr., William F. Dwyer, Mark Schultz and James Thorne jointly manage the Multi Cap Growth Fund. Mr. Ashcroft makes decisions on purchases and sales, and sector and capitalization weightings, on the large cap portion of the Multi Cap Growth Fund, Mr. Dwyer and Mr. Schultz agree on purchases and sales, and jointly decide on sector and capitalization weightings, on the mid cap portion of the Multi Cap Growth Fund, and Mr. Thorne makes decisions on purchases and sales, as well as sector and capitalization weightings, on the small cap portion of the Multi Cap Growth Fund."

     4. On page 110 of your Combined Retail Fluctuating Fund Prospectus and page 109 of your Combined Institutional Prospectus, please delete the "Portfolio Manager Responsibilities - Large Cap Growth Fund" section.

     5. On page 111 of your Combined Retail Fluctuating Fund Prospectus and page 109 of your Combined Institutional Prospectus, please revise the "Portfolio Manager Responsibilities - Balanced Fund" section to read as follows: Allen J. Ashcroft, Jr. and James M. Hannan jointly manage the Balanced Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings."

     6. On page 114 of your Combined Retail Fluctuating Fund Prospectus and page 112 of your Combined Institutional Prospectus, please remove the biographies for Byron J. Grimes II and Barry W. Randall, and add the following biographies for Bradley A. Williams and Steven Crain:

          "Bradley A. Williams is a Portfolio Manager and Senior Equity Research Analyst with MTBIA. He covers Computer Hardware, Storage and
          Peripherals, Semi-Conductors and Semi-Conductor Equipment. Mr. Williams joined MTBIA in October 2005 with 15 years experience in investment analysis. Prior to joining MTBIA, Mr. Williams managed ASB Capital Management's active equity Core and Relative Value investment portfolios from 2003 to 2005. He also held analyst and portfolio management positions with a private investment fund from 2000 through 2002. Mr. Williams holds a B.B.A. from the University of Wisconsin.

          Steven R. Crain, CFA is a Vice President and Portfolio Manager with MTBIA. Mr. Crain has over 10 years of investment experience and joined MTBIA as an equity analyst in August 1997. From December 2004 to April 2007, Mr. Crain served as the Assistant Portfolio Manager for the MTB Small Cap Growth Fund. In addition to his portfolio management responsibilities, Mr. Crain also serves as a Senior Equity Research Analyst, where he focuses mainly on the Healthcare Services, Medical Devices, Healthcare IT and Life Science Tools industries. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon School of Business. He is a CFA Charterholder."

     7. On pages 111-114 of your Combined Retail Fluctuating Fund Prospectus and pages 109-112 of your Combined Institutional Prospectus, please revise the biographies of James Thorne, Allen J. Ashcroft, Jr., William F. Dwyer and Mark Schultz to reflect their new position of Senior Portfolio Manager, effective April 23, 2007.


II. On page 34 of your Combined Retail Fluctuating Fund Prospectus, in the MTB Managed Allocation Fund - Conservative Growth Asset Class/Investment Range table, please change the Investment Range column for Equity Funds from "5-35%" to "5-50%."

III. Please replace the "Hansberger Global Investors, Inc." paragraph on page 107 of your Combined Retail Fluctuating Fund Prospectus and page 106 of your Combined Institutional Prospectus with the following paragraph:

     "Hansberger Global Investors, Inc. (HGI) sub-advises the growth equity component of the International Equity Fund. It was founded in 1994 and its principal business address is 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301. HGI is an indirect, majority-owned subsidiary of IXIS Asset Management US Group, L.P., which, together with certain of HGI's employees, owns 100% of HGI. IXIS Asset Management US Group is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly and indirectly, by four large affiliated French financial services entities:
Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d'Epargne (CNCE), a financial institution owned by French regional savings banks known as the Caisses d'Epargne and by CDC (as defined below); the Banque Federale des Banques Populaires; and by CNP Assurances, a large French life insurance company. In addition, the Caisse des Depots et Consignations (CDC), a public sector financial institution created by the French government in 1816, is a shareholder of both CNCE and CNP Assurances, although it is contemplated that its interest in CNCE will be repurchased by CNCE in the near future. As of June 30, 2006, HGI managed approximately $8.1 billion in assets. HGI manages the growth equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales." May 7, 2007



Edgewood Services, Inc., Distributor

CUSIP 55376V796               CUSIP 55376T205               CUSIP 55376T254
CUSIP 55376T148               CUSIP 55376T403               CUSIP 55376V309
CUSIP 55376T114               CUSIP 55376T502               CUSIP 55376V408
CUSIP 55376T510               CUSIP 55376T684               CUSIP 55376T445
CUSIP 55376T478               CUSIP 55376T676               CUSIP 55376T437
CUSIP 55376T379               CUSIP 55376T700               CUSIP 55376T429
CUSIP 55376T742               CUSIP 55376T809               CUSIP 55376T411
CUSIP 55376T247               CUSIP 55376T726               CUSIP 55376T841
CUSIP 55376T239               CUSIP 55376T718               CUSIP 55376T320
CUSIP 55376T213               CUSIP 55376T767               CUSIP 55376T221
CUSIP 55376T197               CUSIP 55376T759               CUSIP 55376V705
CUSIP 55376V507               CUSIP 55376T395               CUSIP 55376T346
CUSIP 55376V606               CUSIP 55376T387               CUSIP 55376T288
CUSIP 55376T361               CUSIP 55376T494               CUSIP 55376T544
CUSIP 55376T353               CUSIP 55376T486               CUSIP 55376T189
CUSIP 55376T312               CUSIP 55376T536               CUSIP 55376T858
CUSIP 55376T296               CUSIP 55376T528               CUSIP 55376T817
CUSIP 55376T569               CUSIP 55376T130               CUSIP 55376T304
CUSIP 55376T551               CUSIP 55376T122               CUSIP 55376T775
CUSIP 55376T833               CUSIP 55376T171               CUSIP 55376T601
CUSIP 55376T825               CUSIP 55376T163               CUSIP 55376T668
CUSIP 55376T874               CUSIP 55376T155               CUSIP 55376T882
CUSIP 55376T866               CUSIP 55376T791               CUSIP 55376T692
CUSIP 55376T627               CUSIP 55376T783
CUSIP 55376T619               CUSIP 55376V853
CUSIP 55376T593               CUSIP 55376V846
CUSIP 55376T585               CUSIP 55376V838
CUSIP 55376T643               CUSIP 55376V887
CUSIP 55376T635               CUSIP 55376V879
CUSIP 55376T106               CUSIP 55376T262




36714 (5/07)



MTB Group of  Funds
Supplement dated May 7, 2007 to the Combined Retail/Institutional
Funds' Statement of Additional Information dated August 31, 2006


Effective April 23, 2007, certain changes were made to the list of portfolio managers for MTB Small Cap Growth Fund, MTB Multi Cap Growth Fund, MTB Large Cap Growth Fund and MTB Balanced Fund. Accordingly, in the "Portfolio Management Information" section, please add a footnote reference "**" after the names Byron J. Grimes II and Barry W. Randall, and a footnote below each of their tables to read as follows: "** Mr. Grimes'/Mr. Randall's employment as a portfolio manager ceased on April 23, 2007." Please add the following language for new portfolio managers Bradley A. Williams and Steven Crain in the "Portfolio Management Information" section.

            "The following information about Portfolio Managers Bradley
A. Williams and Steven Crain is provided              as of March 31,
2007.

Bradley A. Williams



                                                 Total Number of Other
Other Accounts Managed by                            Accounts Managed/
Bradley A. Williams                                      Total Assets*
Registered Investment Companies                                      0
Other Pooled Investment Vehicles                                     0
Other Accounts                                                       0
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Growth Fund:
$1-$10,000.

Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Williams' performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Williams' investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Williams' incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record.



Steven R. Crain, CFA



                                                 Total Number of Other
Other Accounts Managed by                            Accounts Managed/
Steven R. Crain, CFA                                     Total Assets*
Registered Investment Companies                                      0
Other Pooled Investment Vehicles                                     0
Other Accounts                                                       0
*None of the Accounts has an advisory fee that is based on the performance of the account.
------------------------------------------------------------------------

Dollar value range of shares owned in the Small Cap Growth Fund:
$10,001-$50,000.



Compensation Structure

Compensation is comprised of a base salary and an annual incentive bonus. The base salary is based on the job description of the position and the overall qualifications of the individual. Mr. Crain's performance is formally evaluated annually and based on a variety of factors. The bonus is determined by three components: the overall performance of M&T Bank, the overall performance of MTBIA relative to the budget and Mr. Crain's investment performance relative to the benchmarks for the funds that he manages. The benchmark for the Small Cap Growth Fund is the Russell 2000 Growth Index. The bonus can be paid in cash and/or stock options in M&T Bank Corporation.

The performance portion of Mr. Crain's incentive bonus is based on the time weighted rates of return for the funds he manages compared to the relevant indices with the heaviest emphasis on the current year results. Prior period results are a factor to the extent that they build an argument for additional compensation based on a superior long-term track record."


                                                             May 7, 2007



Edgewood Services, Inc., Distributor

CUSIP 55376V861               CUSIP 55376T205               CUSIP 55376T254
CUSIP 55376V804               CUSIP 55376T403               CUSIP 55376V309
CUSIP 55376V200               CUSIP 55376T502               CUSIP 55376V408
CUSIP 55376T460               CUSIP 55376T684               CUSIP 55376T445
CUSIP 55376T452               CUSIP 55376T676               CUSIP 55376T437
CUSIP 55376T338               CUSIP 55376T700               CUSIP 55376T429
CUSIP 55376T270               CUSIP 55376T809               CUSIP 55376T411
CUSIP 55376T247               CUSIP 55376T726               CUSIP 55376T841
CUSIP 55376T239               CUSIP 55376T718               CUSIP 55376T320
CUSIP 55376T213               CUSIP 55376T767               CUSIP 55376T221
CUSIP 55376T197               CUSIP 55376T759               CUSIP 55376V705
CUSIP 55376V507               CUSIP 55376T395               CUSIP 55376T346
CUSIP 55376V606               CUSIP 55376T387               CUSIP 55376T288
CUSIP 55376T361               CUSIP 55376T494               CUSIP 55376T544
CUSIP 55376T353               CUSIP 55376T486               CUSIP 55376T189
CUSIP 55376T312               CUSIP 55376T536               CUSIP 55376T858
CUSIP 55376T296               CUSIP 55376T528               CUSIP 55376T817
CUSIP 55376T569               CUSIP 55376T130               CUSIP 55376T304
CUSIP 55376T551               CUSIP 55376T122               CUSIP 55376T775
CUSIP 55376T833               CUSIP 55376T171               CUSIP 55376T601
CUSIP 55376T825               CUSIP 55376T163               CUSIP 55376T668
CUSIP 55376T874               CUSIP 55376T155               CUSIP 55376T882
CUSIP 55376T866               CUSIP 55376T791               CUSIP 55376T692
CUSIP 55376T627               CUSIP 55376T783               CUSIP 55376T742
CUSIP 55376T619               CUSIP 55376V853               CUSIP 55376T379
CUSIP 55376T593               CUSIP 55376V846               CUSIP 55376T478
CUSIP 55376T585               CUSIP 55376V838               CUSIP 55376T510
CUSIP 55376T643               CUSIP 55376V887               CUSIP 55376T114
CUSIP 55376T635               CUSIP 55376V879               CUSIP 55376T148
CUSIP 55376T106               CUSIP 55376T262               CUSIP 55376V796

36715 (5/07)